Earnings per share	12 Months Ended
Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Earnings per share
Earnings per share
Basic loss per ordinary share of 23.4p (2016: 15.0p and 2015: 37.1p) for the Company is calculated by dividing the loss for the year ended December 31, 2017 by the weighted average number of ordinary shares in issue of 87,748,031 as of December 31, 2017 (2016: 33,499,413 and 2015: 20,198,469). Potential ordinary shares are not treated as dilutive as the entity is loss making and such shares would be anti-dilutive.